Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 3,465	$ 4,046
Loans to customers	135	177
Interest receivable	6	21
Other receivables	966	979
Current trade and other receivable	4,572	5,223
Neither Impaired Nor Past Due on the Reporting Date [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	3,156	3,690
Loans to customers	133	172
Interest receivable	6	21
Other receivables	938	945
Current trade and other receivable	4,232	4,828
Not Impaired as of the Reporting Date and Past [member] | Less Than 30 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	93	261
Loans to customers		1
Other receivables	1	9
Current trade and other receivable	94	271
Not Impaired as of the Reporting Date and Past [member] | Between 30 and 59 Day [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	64	44
Loans to customers	1	2
Other receivables	18	16
Current trade and other receivable	83	62
Not Impaired as of the Reporting Date and Past [member] | Between 60 and 89 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	75	44
Loans to customers	1	2
Other receivables	3	5
Current trade and other receivable	80	51
Not Impaired as of the Reporting Date and Past [member] | More Than 90 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	77	7
Other receivables	6	4
Current trade and other receivable	$ 83	$ 11